Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Kaixin Auto Holdings
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity's Reporting Status Current	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	59,150,341
Entity Central Index Key	0001713539
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	KXIN